Allowance for Credit Losses (Portfolio Credit Quality) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loan portfolio by credit quality indicator
2020	$ 3,601,680
2019	1,627,511
2018	1,087,031
2017	556,923
2016	327,336
Prior	341,273
Total loans	7,541,754	$ 6,894,946
Pass [Member]
Loan portfolio by credit quality indicator
Total loans		6,538,085
Special Mention [Member]
Loan portfolio by credit quality indicator
Total loans		33,553
Special Pass [Member]
Loan portfolio by credit quality indicator
Total loans		62,315
Substandard [Member]
Loan portfolio by credit quality indicator
Total loans		248,318
Domestic | Commercial Loan [Member]
Loan portfolio by credit quality indicator
2020	1,288,332
2019	241,724
2018	146,051
2017	85,596
2016	14,216
Prior	10,017
Total loans	1,785,936
Domestic | Commercial Loan [Member] | Pass [Member]
Loan portfolio by credit quality indicator
2020	1,168,671
2019	240,869
2018	145,670
2017	85,434
2016	13,901
Prior	10,000
Total loans	1,664,545	1,228,110
Domestic | Commercial Loan [Member] | Special Mention [Member]
Loan portfolio by credit quality indicator
2020	75,638
Total loans	75,638	569
Domestic | Commercial Loan [Member] | Special Pass [Member]
Loan portfolio by credit quality indicator
2020	39,886
2019	11
2017	3
Prior	17
Total loans	39,917	39
Domestic | Commercial Loan [Member] | Substandard [Member]
Loan portfolio by credit quality indicator
2020	3,360
2019	683
2018	289
2016	315
Total loans	4,647	62,007
Domestic | Commercial Loan [Member] | Watch List - Doubtful
Loan portfolio by credit quality indicator
2020	777
2019	161
2018	92
2017	159
Total loans	1,189
Domestic | Commercial Real Estate: other construction and land development
Loan portfolio by credit quality indicator
2020	833,796
2019	600,602
2018	320,308
2017	78,174
2016	10,534
Prior	3,343
Total loans	1,846,757
Domestic | Commercial Real Estate: other construction and land development | Pass [Member]
Loan portfolio by credit quality indicator
2020	773,165
2019	576,707
2018	320,308
2017	78,174
2016	10,534
Prior	3,343
Total loans	1,762,231
Domestic | Commercial Real Estate: other construction and land development | Special Mention [Member]
Loan portfolio by credit quality indicator
2020	20,828
2019	21,650
Total loans	42,478
Domestic | Commercial Real Estate: other construction and land development | Special Pass [Member]
Loan portfolio by credit quality indicator
2020	23,101
2019	1,451
Total loans	24,552
Domestic | Commercial Real Estate: other construction and land development | Watch List - Doubtful
Loan portfolio by credit quality indicator
2020	16,702
2019	794
Total loans	17,496
Domestic | Commercial Real Estate Farmland and Commercial Receivable [Member]
Loan portfolio by credit quality indicator
2020	1,002,557
2019	380,123
2018	391,303
2017	192,165
2016	206,193
Prior	116,967
Total loans	2,289,308
Domestic | Commercial Real Estate Farmland and Commercial Receivable [Member] | Pass [Member]
Loan portfolio by credit quality indicator
2020	884,070
2019	373,993
2018	386,268
2017	189,639
2016	202,500
Prior	116,729
Total loans	2,153,199	1,710,446
Domestic | Commercial Real Estate Farmland and Commercial Receivable [Member] | Special Mention [Member]
Loan portfolio by credit quality indicator
2020	3,041
2018	4,758
2017	177
2016	3,218
Total loans	11,194	13,184
Domestic | Commercial Real Estate Farmland and Commercial Receivable [Member] | Special Pass [Member]
Loan portfolio by credit quality indicator
2020	61,637
2019	942
2018	277
2017	80
Total loans	62,936	20,183
Domestic | Commercial Real Estate Farmland and Commercial Receivable [Member] | Substandard [Member]
Loan portfolio by credit quality indicator
2020	53,809
2019	4,986
2017	2,269
2016	475
Prior	1
Total loans	61,540	151,726
Domestic | Commercial Real Estate Farmland and Commercial Receivable [Member] | Watch List - Doubtful
Loan portfolio by credit quality indicator
2019	202
Prior	237
Total loans	439
Domestic | Commercial Real Estate Multifamily Receivable [Member]
Loan portfolio by credit quality indicator
2020	74,711
2019	208,356
2018	82,818
2017	64,110
2016	6,801
Prior	4,248
Total loans	441,044
Domestic | Commercial Real Estate Multifamily Receivable [Member] | Pass [Member]
Loan portfolio by credit quality indicator
2020	74,577
2019	208,356
2018	82,818
2017	64,110
2016	6,801
Prior	4,248
Total loans	440,910	190,265
Domestic | Commercial Real Estate Multifamily Receivable [Member] | Watch List - Doubtful
Loan portfolio by credit quality indicator
2020	134
Total loans	134
Domestic | Residential First Mortgage Financing Receivable [Member]
Loan portfolio by credit quality indicator
2020	81,090
2019	62,179
2018	72,430
2017	54,593
2016	29,299
Prior	105,528
Total loans	405,119
Domestic | Residential First Mortgage Financing Receivable [Member] | Pass [Member]
Loan portfolio by credit quality indicator
2020	81,004
2019	62,165
2018	72,299
2017	54,593
2016	29,250
Prior	105,463
Total loans	404,774	426,546
Domestic | Residential First Mortgage Financing Receivable [Member] | Special Mention [Member]
Loan portfolio by credit quality indicator
Total loans		253
Domestic | Residential First Mortgage Financing Receivable [Member] | Special Pass [Member]
Loan portfolio by credit quality indicator
2019	14
2018	131
Total loans	145	144
Domestic | Residential First Mortgage Financing Receivable [Member] | Substandard [Member]
Loan portfolio by credit quality indicator
2016	49
Total loans	49	680
Domestic | Residential First Mortgage Financing Receivable [Member] | Watch List - Doubtful
Loan portfolio by credit quality indicator
2020	86
Prior	65
Total loans	151
Domestic | Residential Junior Lien
Loan portfolio by credit quality indicator
2020	197,048
2019	108,276
2018	61,674
2017	75,868
2016	56,705
Prior	94,454
Total loans	594,025
Domestic | Residential Junior Lien | Pass [Member]
Loan portfolio by credit quality indicator
2020	196,308
2019	108,276
2018	61,636
2017	75,056
2016	56,705
Prior	94,454
Total loans	592,435	704,958
Domestic | Residential Junior Lien | Special Mention [Member]
Loan portfolio by credit quality indicator
2020	740
2017	812
Total loans	1,552	826
Domestic | Residential Junior Lien | Watch List - Doubtful
Loan portfolio by credit quality indicator
2018	38
Total loans	38
Commercial, financial and agricultural
Loan portfolio by credit quality indicator
Total loans	4,516,288	3,379,837
Commercial, financial and agricultural | Domestic | Commercial Loan [Member]
Loan portfolio by credit quality indicator
Total loans	1,785,936	1,292,660
Commercial, financial and agricultural | Domestic | Commercial Real Estate Farmland and Commercial Receivable [Member]
Loan portfolio by credit quality indicator
Total loans	2,289,308	1,896,747
Commercial, financial and agricultural | Domestic | Commercial Real Estate Multifamily Receivable [Member]
Loan portfolio by credit quality indicator
Total loans	441,044	190,430
Commercial Real Estate Portfolio Segment [Member]
Loan portfolio by credit quality indicator
Total loans	1,846,757	2,185,883
Commercial Real Estate Portfolio Segment [Member] | Domestic | Commercial Real Estate: other construction and land development
Loan portfolio by credit quality indicator
Total loans	1,846,757	2,185,883
Commercial Real Estate Portfolio Segment [Member] | Domestic | Commercial Real Estate: other construction and land development | Pass [Member]
Loan portfolio by credit quality indicator
Total loans		2,090,370
Commercial Real Estate Portfolio Segment [Member] | Domestic | Commercial Real Estate: other construction and land development | Special Mention [Member]
Loan portfolio by credit quality indicator
Total loans		18,721
Commercial Real Estate Portfolio Segment [Member] | Domestic | Commercial Real Estate: other construction and land development | Special Pass [Member]
Loan portfolio by credit quality indicator
Total loans		41,949
Commercial Real Estate Portfolio Segment [Member] | Domestic | Commercial Real Estate: other construction and land development | Substandard [Member]
Loan portfolio by credit quality indicator
Total loans		33,905
Real estate - mortgage
Loan portfolio by credit quality indicator
Total loans	999,144	1,140,377
Real estate - mortgage | Domestic | Residential First Mortgage Financing Receivable [Member]
Loan portfolio by credit quality indicator
Total loans	405,119	433,901
Real estate - mortgage | Domestic | Residential Junior Lien
Loan portfolio by credit quality indicator
Total loans	594,025	706,476
Consumer
Loan portfolio by credit quality indicator
Total loans	40,595	47,800
Consumer | Domestic
Loan portfolio by credit quality indicator
2020	30,910
2019	7,159
2018	875
2017	225
2016	55
Prior	1,371
Total loans	40,595	47,800
Consumer | Domestic | Pass [Member]
Loan portfolio by credit quality indicator
2020	30,910
2019	7,159
2018	875
2017	225
2016	55
Prior	1,371
Total loans	40,595	46,605
Foreign
Loan portfolio by credit quality indicator
Total loans	138,970	141,049
Foreign | Foreign
Loan portfolio by credit quality indicator
2020	93,236
2019	19,092
2018	11,572
2017	6,192
2016	3,533
Prior	5,345
Total loans	138,970	141,049
Foreign | Foreign | Pass [Member]
Loan portfolio by credit quality indicator
2020	93,236
2019	19,092
2018	11,572
2017	6,192
2016	3,533
Prior	5,345
Total loans	$ 138,970	$ 140,785